INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION (BENEFIT)

The income tax provision (benefit) for federal, foreign, and state income taxes in the consolidated statements of operations consisted of the following components for 2021 and 2020:

	2021	2020
		(Restated)
Income tax provision (benefit):
Current:
Federal	$54,487	$(114,459)
State	3,825	-

Total current Federal and State tax benefit	$58,312	$(114,459)

Deferred:
Federal	$417,477	$(576,004)
State	(18,920)	48,649

Total Deferred Federal and State	398,557	(527,355)

Total income tax (benefit) provision	$456,869	$(641,814)

SCHEDULE OF INCOME (LOSS) BEFORE INCOME TAX	The United States and foreign components of income (loss) before income taxes are as follows:
	2021	2020

United States	$1,922,947	$(3,765,272)
Foreign	706,287	266,458
	$2,629,234	$(3,498,814)

SCHEDULE OF DIFFERENCE BETWEEN ACTUAL TAX EXPENSES AND EXPECTED TAX EXPENSES

The actual tax provision differs from the “expected” tax for the years ended March 31, 2021 and 2020 (computed by applying the U.S. Federal Corporate tax rate of 21 percent to income before taxes) as follows:

	2021	2020

Expected tax provision (benefit)	$551,982	$(734,751)
State income taxes, net of Federal income tax provision (benefit)	128,699	(175,245)
Permanent differences	(6,578)	9,977
Tax rate differential on foreign earnings	(108,690)	-
Change in valuation allowance	(65,193)	87,842
Effect of IRC §382 on NOL	-	100,966
Tax rate differential on NOL carryback	-	16,263
Correction of state rate	-	83,803
Other	(43,351)	(30,669)
Actual tax provision (benefit)	$456,869	$(641,814)

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are as follows:

	2021	2020
NOL Federal Carryforward	$246,769	$312,430
State NOL Carryforward	194,388	157,967
General business credit	-	14,196
Inventory differences	348,921	303,529
Stock option compensation expense	115,730	128,220
Allowance for doubtful accounts	35,877	143,748
Insurance contingency	-	220,425
Reserve for estimated returns	111,887	112,537
Accrued vacation	13,186	42,928
Business interest deduction	-	55,978
	1,066,758	1,491,958
Less: valuation allowance	22,649	87,842
	1,044,109	1,404,116

Depreciable and amortizable assets	(119,242)	(82,512)
Prepaid expenses	(37,703)	(35,883)
Net deferred tax liabilities	(156,945)	(118,395)

Net deferred tax asset	$887,164	$1,285,721